Consolidated Statements of Operations (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Income Statement [Abstract]
Revenues	$ 739,586	$ 131,360
Cost of Sales	446,334	28,664
Gross Profit	293,252	102,696
Operating Expenses	424,520	212,643
Net Income(Loss) from Operations	(131,268)	(109,947)
Other Income (Expense):
Interest Income	2,998	0
Impairment Charge	0	(103,800)
Loss on sale of assets	0	(1,678)
Debt forgiveness	500,000	78,426
Net Income(Loss) Before Provision for Income Taxes	371,730	(136,999)
Provision for income taxes	73,831	(131,696)
Net Income(Loss)	$ 297,899	$ (5,303)
Basic and Diluted Loss Per Share	$ 0.03	$ 0
Weighted average number of shares outstanding	9,565,374	3,303,773